Warrants and Derivative Liabilities (Detail Textuals)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) Investor $ / shares shares	Feb. 16, 2018 USD ($) $ / shares shares	Jan. 19, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 shares
Class of Warrant or Right [Line Items]
Financing transaction costs						$ (137,192)	$ (137,192)
Warrants issued in connection with convertible multi draw credit agreement related party value				$ 716,110			315,080
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model					$ (2,024,660)	$ 1,653,477	6,503,174	$ (767,198)
Warrant
Class of Warrant or Right [Line Items]
Value of common stock called by warrants	$ 30,000
Total number of warrants issued | shares	125,000
Number of investors | Investor	1
Warrants issued in connection with convertible multi draw credit agreement related party value							$ 315,080
Warrant | Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Number of warrants issued | shares					5,000,000
Value of common stock called by warrants	$ 3,400,000	$ 3,400,000	$ 40,800,000
Total number of warrants issued | shares	44,200,000	44,200,000	44,200,000
Warrant exercise price | $ / shares	$ 0.10	$ 0.10	$ 0.10
Term of warrant	5 years	5 years	5 years
Warrants issued in connection with convertible multi draw credit agreement related party value					$ 716,110
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model					$ 1,830,573
Series D Preferred Stock | Warrant
Class of Warrant or Right [Line Items]
Value of common stock called by warrants								$ 115,200
Total number of warrants issued | shares									480,000
Securities purchase agreement | Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Total number of warrants issued | shares		20,400,000	20,400,000
Warrant exercise price | $ / shares		$ 0.10	$ 0.10
Term of warrant		5 years
Securities purchase agreement | Accredited investor | Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Total number of warrants issued | shares		3,400,000
Warrant exercise price | $ / shares		$ 0.10
Term of warrant		5 years
Emerald Warrant Liabilities
Class of Warrant or Right [Line Items]
Value of common stock called by warrants		$ 5,700,000	$ 4,700,000